Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Operating Segments
	Futures and
	securities			OTC
	brokerage	CFD	TRS	Stock option
	services	trading	trading	trading	Other	Total

Six Months Ended June 30, 2025

Revenues	$-	$322	$(3,531,641)	$4,950	$582,688	$(2,943,681)

Commissions and fees	-	-	-	-	313	313
Compensation and benefits	148,022	-	-	-	677,204	825,226
Occupancy	44,756	1,200	1,200	1,200	69,834	118,190
Communication and technology	53,085	65,990	65,990	65,990	608,852	859,907
General and administrative	37,794	1,976	1,976	1,976	295,940	339,662
Professional fees	31,845	30,108	30,108	30,108	738,965	861,134
Service fees	-	62,522	73,394	73,394	100,000	309,310
Interest	-	-	1,936	-	340,698	342,634
Depreciation	336	397,500	397,500	397,500	2,850	1,195,686
Marketing	-	-	-	-	27,739	27,739
Change in fair value of warrant liabilities	-	-	-	-	(123,188)	(123,188)
Change in fair value of digital assets	-	-	-	-	(119,810)	(119,810)
Other operating expenses	(12,469)	-	-	-	16,814	4,345

	303,369	559,296	572,104	570,168	2,636,211	4,641,148

Loss from operations	$(303,369)	(558,974)	(4,103,745)	(565,218)	(2,053,523)	(7,584,829)

Total segment assets	$4,299,260	$16,212,632	$16,755,929	$-	$9,620,308	$46,888,129
	Futures
	and securities			OTC
	brokerage	CFD	TRS	Stock option
	services	trading	trading	trading	Other	Total

Six Months Ended
June 30, 2024
Revenues	$366,767	$356,901	$879,275	$4,389,223	$1,104,356	$7,096,522

Commissions and fees	248,090	-	70,504	-	429,906	748,500
Compensation and benefits	538,722	-	-	-	1,509,412	2,048,134
Occupancy	29,930	1,200	1,200	1,200	399,519	433,049
Communication and technology	217,983	229,767	229,767	229,767	1,512,962	2,420,246
General and administrative	111,118	11,902	11,902	11,902	391,826	538,650
Professional fees	14,543	77,071	77,071	77,071	3,200,182	3,445,938
Service fees	-	199,629	147,172	147,172	675,634	1,169,607
Interest	-	-	198,151		204,884	403,035
Depreciation	335	397,500	397,500	397,500	31,298	1,224,133
Marketing	808	-	-	-	2,181,594	2,182,402
Change in fair value of warrant liabilities	-	-	-	-	8,438	8,438
Other operating expenses	3,120	-	-	-	203,424	206,544

	1,164,649	917,069	1,133,267	864,612	10,749,079	14,828,676

Income (loss) from operations	$(797,882)	$(560,168)	$(253,992)	$3,524,611	$(9,644,723)	$(7,732,154)

Total segment assets	$3,925,366	$21,487,847	$20,196,123	$-	$3,485,834	$49,095,170